Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended		5 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended		17 Months Ended	20 Months Ended		23 Months Ended	24 Months Ended		25 Months Ended	26 Months Ended		29 Months Ended	32 Months Ended		36 Months Ended		37 Months Ended	38 Months Ended	44 Months Ended	48 Months Ended		49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended		73 Months Ended	84 Months Ended		85 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 05, 2023	Nov. 16, 2022	Jun. 30, 2019	Jul. 31, 2016	Jul. 31, 2019	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2024	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2024	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2020	Jan. 31, 2025	Jan. 31, 2024	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2025	Jun. 30, 2021	Jul. 31, 2018	Jul. 31, 2021	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2026	Jul. 31, 2026	Jul. 31, 2025	Jun. 30, 2022	Jul. 31, 2019	Jul. 31, 2022	Jan. 31, 2026	Jul. 31, 2026	Jun. 30, 2023	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2024	Jun. 30, 2025	Jul. 31, 2022	Jul. 31, 2025	Jun. 30, 2026	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000149406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value				$ 10,000									$ 11,691									$ 12,511								$ 12,284					$ 11,440		$ 14,595			$ 12,705			$ 13,975		$ 15,500	$ 18,818	$ 23,831
C000149407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value				10,000									11,527									11,516								11,572					10,588		13,304			11,290			13,273		14,859	16,996	22,792
C000149409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value				10,000									11,698									13,792								13,998					13,858		18,551			18,369			19,924		23,882	26,203	32,927
C000149410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value				10,000									11,919									13,352								12,679					11,390		17,582			17,199			18,282		21,532	20,556	28,022
C000238811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value		$ 10,000					$ 10,331			$ 11,392						$ 11,981			$ 13,656						$ 14,993			$ 15,884				$ 17,444	$ 19,048
C000246653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value	$ 10,000					$ 10,849		$ 11,135	$ 12,213		$ 12,598				$ 13,656		$ 12,353	$ 13,943		$ 15,284				$ 15,317		$ 15,761	$ 16,627
C000246654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Fund
Accumulated Value	10,000					10,751		11,434	12,314		12,550				12,979		11,945	13,116		13,870				14,809		15,864	16,833
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex USA Index (Net)
Accumulated Value				10,000									11,727									12,490								12,199					11,989		15,706			13,633			15,743		17,493	19,890	24,862
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (Net)
Accumulated Value				10,000									12,484									13,028								12,744					13,579		16,381			13,090			14,183		15,072	17,662	24,098
Russell 1000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index (Gross)
Accumulated Value	10,000	10,000		10,000		10,625	10,356	11,066	12,145	11,714	12,610		11,595		13,463	12,452	12,388	14,154	14,233	15,275		13,472		15,524	15,777	16,156	16,834	16,586		14,550		18,193	19,728		16,301		22,490			20,945			23,657		28,743	33,497	39,841
Russell 3000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index (Gross)
Accumulated Value				10,000									11,614									13,517								14,470					16,052		22,268			20,631			23,240		28,138	32,551	38,932
Hartford Risk Optimized Multifactor Developed Markets ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Accumulated Value				10,000									11,717									12,558								12,322					11,482		14,676			12,809			14,096		15,656	19,058	24,182
Hartford Multifactor Emerging Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford Multifactor Emerging Markets Equity Index
Accumulated Value			$ 10,000		$ 9,847									$ 9,019									$ 11,404								$ 9,745					$ 11,570		$ 13,152			$ 15,111			$ 20,404
Hartford Multifactor Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford Multifactor Large Cap Index
Accumulated Value			10,000		10,141									10,116									$ 13,575								$ 13,465					$ 14,632		17,525			$ 19,261			$ 24,251
Russell 2000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index (Gross)
Accumulated Value				$ 10,000									$ 11,845									$ 14,064								$ 13,443					$ 12,826		$ 19,491			$ 16,705			$ 18,027		$ 20,596	$ 20,481	$ 27,483
Hartford Multifactor Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford Multifactor Small Cap Index
Accumulated Value			$ 10,000		$ 10,148									$ 9,378							$ 14,529								$ 14,266					$ 15,204				$ 17,974	$ 17,220			$ 23,556
Hartford Disciplined US Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford Disciplined US Equity Index
Accumulated Value		$ 10,000					$ 10,335			$ 11,408						$ 12,010			$ 13,701						$ 15,058			$ 15,965				$ 17,548	$ 19,187
Hartford US Quality Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford US Quality Growth Index
Accumulated Value	10,000					10,853		11,152	12,241		12,636				13,710		12,409	14,015		15,377				15,415		15,877	16,756
Russell 1000 Growth Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index (Gross)
Accumulated Value	10,000					10,705		11,143	12,392		12,966				14,204		12,762	15,335		16,923				16,264		16,672	16,566
Russell 1000 Value Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index (Gross)
Accumulated Value	10,000					10,531		10,976	11,790		12,140				12,588		11,914	12,827		13,493				14,582		15,399	16,828
Hartford US Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Hartford US Value Index
Accumulated Value	$ 10,000					$ 10,755		$ 11,448	$ 12,340		$ 12,581				$ 13,011		$ 11,980	$ 13,167		$ 13,934				$ 14,888		$ 15,966	$ 16,956